Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
Amounts related to cumulative basis adjustments for fair value hedges

($ in millions)
At December 31:	2022	2021
Short-term debt
Carrying amount of the hedged item	$(199)	$(227)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	1	(2)
Long-term debt
Carrying amount of the hedged item	(6,216)	(508)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)*	72	(309)

* Includes ($250) million and ($302) million of hedging adjustments on discontinued hedging relationships at December 31, 2022 and 2021, respectively.

Effect of derivative instruments in the Consolidated Income Statement

($ in millions)
				Gains/(Losses) of
	Total			Total Hedge Activity
For the year ended December 31:	2022	2021	2020	2022	2021	2020
Cost of services	$21,062	$19,147	$17,689	$24	$43	$23
Cost of sales	6,374	6,184	6,048	99	(16)	2
Cost of financing	406	534	577	2	1	12
SG&A expense	18,609	18,745	20,561	(211)	176	141
Other (income) and expense	5,803	873	802	(225)	(205)	101
Interest expense	1,216	1,155	1,288	6	3	35

($ in millions)
	Gain/(Loss) Recognized in Consolidated Income Statement
	Consolidated	Recognized on			Attributable to Risk
	Income Statement	Derivatives			Being Hedged (2)
For the year ended December 31:	Line Item	2022	2021	2020	2022	2021	2020
Derivative instruments in fair value hedges (1)
Interest rate contracts	Cost of financing	$(73)	$(1)	$20	$85	$18	$4
	Interest expense	(257)	(2)	58	299	53	11
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	(492)	(48)	1	N/A	N/A	N/A
Equity contracts	SG&A expense	(249)	201	142	N/A	N/A	N/A
	Other (income) and expense	(83)	—	—	N/A	N/A	N/A
Total		$(1,153)	$150	$220	$384	$71	$14

($ in millions)
	Gain/(Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
				Consolidated	Reclassified			Amounts Excluded from
For the year ended	Recognized in OCI			Income Statement	from AOCI			Effectiveness Testing (3)
December 31:	2022	2021	2020	Line Item	2022	2021	2020	2022	2021	2020
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$—	Cost of financing	$(4)	$(4)	$(5)	$—	$—	$—
				Interest expense	(14)	(13)	(13)	—	—	—
Foreign exchange contracts	241	344	(349)	Cost of services	24	43	23	—	—	—
				Cost of sales	99	(16)	2	—	—	—
				Cost of financing	(21)	(18)	(23)	—	—	—
				SG&A expense	38	(24)	0	—	—	—
				Other (income) and expense	349	(157)	101	—	—	—
				Interest expense	(72)	(52)	(65)	—	—	—
Instruments in net investment hedges (4)
Foreign exchange contracts	1,613	1,644	(2,127)	Cost of financing	—	—	—	14	6	16
				Interest expense	—	—	—	50	17	45
Total	$1,854	$1,989	$(2,477)		$400	$(243)	$21	$64	$23	$60

(1)

The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2)

The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3)	The company’s policy is to recognize all fair value changes in amounts excluded from effectiveness testing in net income each period.
(4)	Instruments in net investment hedges include derivative and non-derivative instruments with the amounts recognized in OCI providing an offset to the translation of foreign subsidiaries.

N/A–Not applicable